Note 6 Changes in impaired financial assets and guarantees given (Details) - EUR (€) € in Millions		6 Months Ended	12 Months Ended
		Jun. 30, 2022	Dec. 31, 2021
Changes in impaired assets and guarantees given [Line Items]
Impaired financial assets and guarantees given at the beginning		€ 15,467	€ 15,478
Additions Of Impaired Assets		3,908	8,556
Decrease of impaired assets	[1]	(2,981)	(4,555)
Increase (decrease) in financial assets		927	4,001
Decrease through write-off, financial assets		(1,158)	(3,613)
Increase (decrease) through foreign exchange and other movements, financial assets		342	(399)
Impaired financial assets and guarantees given at the end		€ 15,578	€ 15,467

[1]	(*) Reflects the total amount of impaired loans derecognized from the consolidated balance sheet throughout the period as a result of monetary recoveries as well as mortgage foreclosures and real estate assets received in lieu of payment.